UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number        811-04873

The Gabelli Growth Fund (formerly The GAMCO Growth Fund)

(Exact name of registrant as specified in charter)

One Corporate Center

                                 Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                             Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Growth Fund

Semiannual Report — June 30, 2020

(Y)our Portfolio Management Team

Howard F. Ward, CFA	Christopher D. Ward, CFA
Portfolio Manager	Associate Portfolio Manager

To Our Shareholders,

For the six months ended June 30, 2020, the net asset value (NAV) per Class I Share of The Gabelli Growth Fund increased 12.9% compared with a decrease of 3.1% for the Standard & Poor’s (S&P) 500 Index and an increase of 9.8% for the Russell 1000 Growth Index. Other classes of shares are available. See page 2 for the performance information for all classes.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2020.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Comparative Results

Average Annual Returns through June 30, 2020 (a) (Unaudited)						Since Inception (4/10/87)
	Six Months	1 Year	3 Year	5 Year	10 Year
Class I (GGCIX)	12.89%	24.19%	20.65%	16.22%	16.42%	10.97%
S&P 500 Index	(3.08)	7.51	10.73	10.73	13.99	9.79(b)
Russell 1000 Growth Index	9.81	23.28	18.99	15.89	17.23	10.11(b)
Class AAA (GABGX)	12.73	23.86	20.35	15.92	16.13	10.87
Class A (GGCAX)	12.73	23.86	20.35	15.92	16.13	10.87
With sales charge (c)	6.25	16.73	18.00	14.56	15.44	10.69
Class C (GGCCX)	12.32	22.93	19.46	15.06	15.26	10.46
With contingent deferred sales charge (d)	11.32	21.93	19.46	15.06	15.26	10.46

In the current prospectuses dated April 29, 2020, the expense ratios for Class AAA, A, C, and I Shares are 1.38%, 1.38%, 2.13%, and 1.13%, respectively. See page 8 for the expense ratios for the six months ended June 30, 2020. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003, and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Russell 1000 Growth Index measures the performance of the large cap growth segment of the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	S&P 500 Index and Russell 1000 Growth Index since inception performance results are as of March 31, 1987.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Growth Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2020 through June 30, 2020	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/20	Ending Account Value 06/30/20	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Growth Fund
Actual Fund Return
Class AAA	$1,000.00	$1,127.30	1.38%	$ 7.30
Class A	$1,000.00	$1,127.30	1.38%	$ 7.30
Class C	$1,000.00	$1,123.20	2.13%	$11.24
Class I	$1,000.00	$1,128.90	1.13%	$ 5.98
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.00	1.38%	$ 6.92
Class A	$1,000.00	$1,018.00	1.38%	$ 6.92
Class C	$1,000.00	$1,014.27	2.13%	$10.67
Class I	$1,000.00	$1,019.24	1.13%	$ 5.67
*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 366.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2020:

The Gabelli Growth Fund

Technology - Computer Software and Services	20.4%
Consumer Discretionary - Other	20.0%
Technology - Computer Technology, Semiconductors, and Components	16.3%
Financial Services	13.7%
Health Care	12.5%

Technology - Internet	10.0%
U.S. Government Obligations	3.4%
Producer Durables	1.3%
Consumer Discretionary - Media	0.9%
Utilities	0.7%
Other Assets and Liabilities (Net)	0.8%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Growth Fund

Schedule of Investments — June 30, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 95.8%
	TECHNOLOGY - COMPUTER SOFTWARE AND SERVICES — 20.4%
73,200	Adobe Inc.†	$12,700,837	$31,864,692
36,000	Coupa Software Inc.†	4,981,756	9,973,440
413,300	Microsoft Corp.	14,164,280	84,110,683
16,000	MSCI Inc.	4,533,364	5,341,120
48,000	Rockwell Automation Inc.	8,048,184	10,224,000
63,800	ServiceNow Inc.†	16,036,486	25,842,828

		60,464,907	167,356,763

	CONSUMER DISCRETIONARY - OTHER — 20.0%
22,600	Amazon.com Inc.†	9,205,216	62,349,332
27,600	Costco Wholesale Corp.	4,825,124	8,368,596
34,300	McDonald’s Corp.	6,845,946	6,327,321
62,400	Netflix Inc.†	20,783,149	28,394,496
86,000	NIKE Inc., Cl. B	7,771,610	8,432,300
93,000	Starbucks Corp.	6,276,665	6,843,870
41,200	The Estee Lauder Companies Inc., Cl. A	7,190,154	7,773,616
98,300	The Home Depot Inc.	22,960,564	24,625,133
19,600	The Sherwin-Williams Co.	9,872,597	11,325,860

		95,731,025	164,440,524

	TECHNOLOGY - COMPUTER TECHNOLOGY, SEMICONDUCTORS, AND COMPONENTS — 16.3%
183,600	Apple Inc.	9,916,781	66,977,280
138,600	Applied Materials Inc.	7,032,611	8,378,370
26,900	ASML Holding NV	7,420,050	9,900,007
43,000	KLA Corp.	7,717,257	8,362,640
27,500	Lam Research Corp.	7,338,080	8,895,150
83,100	NVIDIA Corp.	17,854,445	31,570,521

		57,279,224	134,083,968

	FINANCIAL SERVICES — 13.7%
41,500	American Tower Corp., REIT	6,741,416	10,729,410
10,400	BlackRock Inc.	4,502,126	5,658,536
65,000	Crown Castle International Corp., REIT	6,869,672	10,877,750
59,400	Fidelity National Information Services Inc.	7,986,035	7,964,946
74,500	Fiserv Inc.†	7,388,225	7,272,690
89,300	Mastercard Inc., Cl. A	2,636,494	26,406,010
112,700	PayPal Holdings Inc.†	7,509,178	19,635,721
90,000	The Blackstone Group Inc., Cl. A	4,151,563	5,099,400

Shares		Cost	Market Value
99,100	Visa Inc., Cl. A	$1,831,829	$19,143,147

		49,616,538	112,787,610

	HEALTH CARE — 12.5%
68,800	Danaher Corp.	6,822,168	12,165,904
139,800	Edwards Lifesciences Corp.†	5,674,787	9,661,578
16,600	Illumina Inc.†	4,509,605	6,147,810
9,700	Intuitive Surgical Inc.†	4,810,481	5,527,351
40,000	Medtronic plc	3,807,924	3,668,000
72,100	Thermo Fisher Scientific Inc.	16,682,135	26,124,714
91,800	UnitedHealth Group Inc.	25,774,925	27,076,410
87,300	Zoetis Inc.	4,371,089	11,963,592

		72,453,114	102,335,359

	TECHNOLOGY - INTERNET — 10.0%
17,100	Alphabet Inc., Cl. A†	6,830,730	24,248,655
12,645	Alphabet Inc., Cl. C†	6,138,561	17,875,098
176,700	Facebook Inc., Cl. A†	19,153,588	40,123,269

		32,122,879	82,247,022

	PRODUCER DURABLES — 1.3%
26,800	Roper Technologies Inc.	8,676,040	10,405,368

	CONSUMER DISCRETIONARY - MEDIA — 0.9%
69,700	The Walt Disney Co.	7,412,925	7,772,247

	UTILITIES — 0.7%
24,900	NextEra Energy Inc.	4,568,305	5,980,233

	TOTAL COMMON STOCKS	388,324,957	787,409,094

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 3.4%
$27,455,000	U.S. Treasury Bills, 0.105% to 0.153%††, 07/23/20 to 09/24/20	27,452,455	27,452,446

	TOTAL INVESTMENTS — 99.2%	$415,777,412	814,861,540

	Other Assets and Liabilities (Net) — 0.8%		6,724,787

	NET ASSETS — 100.0%		$821,586,327

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

The Gabelli Growth Fund

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets:
Investments, at value (cost $415,777,412)	$814,861,540
Cash	4,577
Receivable for investments sold	7,693,493
Receivable for Fund shares sold	106,064
Dividends receivable	206,788
Prepaid expenses	38,817

Total Assets	822,911,279

Liabilities:
Payable for Fund shares redeemed	179,813
Payable for investment advisory fees	659,752
Payable for distribution fees	147,095
Payable for accounting fees	11,250
Payable for shareholder communications expenses	139,526
Payable for shareholder services fees	118,963
Other accrued expenses	68,553

Total Liabilities	1,324,952

Net Assets
(applicable to 11,041,118 shares outstanding)	$821,586,327

Net Assets Consist of:
Paid-in capital	$382,951,443
Total distributable earnings	438,634,884

Net Assets	$821,586,327

Shares of Beneficial Interest, each at $0.01 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($708,481,445 ÷ 9,548,196 shares outstanding)	$74.20
Class A:
Net Asset Value and redemption price per share ($8,741,057 ÷ 117,769 shares outstanding)	$74.22
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$78.75
Class C:
Net Asset Value and offering price per share ($3,617,434 ÷ 57,864 shares outstanding)	$62.52	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($100,746,391 ÷ 1,317,289 shares outstanding)	$76.48

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2020 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $5,335)	$3,275,536
Interest	14,000

Total Investment Income	3,289,536

Expenses:
Investment advisory fees	3,711,544
Distribution fees - Class AAA	803,773
Distribution fees - Class A	8,399
Distribution fees - Class C	15,175
Shareholder services fees	235,629
Shareholder communications expenses	66,676
Trustees’ fees	52,411
Registration expenses	31,774
Legal and audit fees	31,503
Custodian fees	23,175
Accounting fees	22,500
Interest expense	661
Miscellaneous expenses	23,477

Total Expenses	5,026,697

Net Investment Loss	(1,737,161)

Net Realized and Unrealized Gain on Investments and Foreign Currency:
Net realized gain on investments	41,766,699

Net change in unrealized appreciation/depreciation:
on investments	52,504,196
on foreign currency translations	89

Net change in unrealized appreciation/ depreciation on investments and foreign currency translations	52,504,285

Net Realized and Unrealized Gain on Investments and Foreign Currency	94,270,984

Net Increase in Net Assets Resulting from Operations	$92,533,823

See accompanying notes to financial statements.

The Gabelli Growth Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations:
Net investment loss	$(1,737,161)	$(3,199,108)
Net realized gain on investments and foreign currency transactions	41,766,699	79,765,279
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	52,504,285	122,109,158

Net Increase in Net Assets Resulting from Operations	92,533,823	198,675,329

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(68,086,551)
Class A	—	(652,682)
Class C	—	(359,813)
Class I	—	(8,504,318)

Total Distributions to Shareholders	—	(77,603,364)

Shares of Beneficial Interest Transactions:
Class AAA	(24,498,387)	22,125,850
Class A	1,714,973	225,440
Class C	281,436	(434,819)
Class I	5,398,311	9,472,002

Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	(17,103,667)	31,388,473

Redemption Fees	1,991	950

Net Increase in Net Assets	75,432,147	152,461,388
Net Assets:
Beginning of year	746,154,180	593,692,792

End of period	$821,586,327	$746,154,180

See accompanying notes to financial statements.

The Gabelli Growth Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/ Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain on Investments	Total from Investment Operations	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses		Portfolio Turnover Rate
Class AAA
2020(c)	$65.82	$(0.16)	$8.54	$8.38	—	—	—	$0.00	$74.20	12.7%	$708,482	(0.50	)%(d)	1.38	%(d)	38%
2019	54.66	(0.32)	19.04	18.72	$(7.56)	—	$(7.56)	0.00	65.82	34.2	653,311	(0.49)		1.38		75
2018	56.74	(0.31)	1.32	1.01	(3.09)	—	(3.09)	0.00	54.66	1.8	524,721	(0.49)		1.40	(e)	65
2017	46.56	(0.08)	13.82	13.74	(3.56)	—	(3.56)	0.00	56.74	29.5	550,300	(0.15)		1.41	(e)	50
2016	47.60	(0.02)	1.39	1.37	(2.38)	$(0.03)	(2.41)	0.00	46.56	2.8	460,437	(0.04)		1.44	(e)(f)	52
2015	48.93	(0.05)	2.62	2.57	(3.90)	—	(3.90)	0.00	47.60	5.1	484,320	(0.11)		1.43	(e)	40
Class A
2020(c)	$65.84	$(0.17)	$8.55	$8.38	—	—	—	$0.00	$74.22	12.7%	$8,741	(0.50	)%(d)	1.38	%(d)	38%
2019	54.68	(0.31)	19.03	18.72	$(7.56)	—	$(7.56)	0.00	65.84	34.2	6,087	(0.47)		1.38		75
2018	56.76	(0.31)	1.32	1.01	(3.09)	—	(3.09)	0.00	54.68	1.8	4,882	(0.50)		1.40	(e)	65
2017	46.57	(0.08)	13.83	13.75	(3.56)	—	(3.56)	0.00	56.76	29.5	3,448	(0.15)		1.41	(e)	50
2016	47.61	(0.02)	1.39	1.37	(2.38)	$(0.03)	(2.41)	0.00	46.57	2.8	3,066	(0.03)		1.44	(e)(f)	52
2015	48.93	(0.05)	2.63	2.58	(3.90)	—	(3.90)	0.00	47.61	5.1	3,120	(0.10)		1.43	(e)	40
Class C
2020(c)	$55.66	$(0.35)	$7.21	$6.86	—	—	—	$0.00	$62.52	12.3%	$3,617	(1.25	)%(d)	2.13	%(d)	38%
2019	47.44	(0.71)	16.49	15.78	$(7.56)	—	$(7.56)	0.00	55.66	33.2	2,926	(1.25)		2.13		75
2018	50.02	(0.68)	1.19	0.51	(3.09)	—	(3.09)	0.00	47.44	1.1	2,849	(1.24)		2.15	(e)	65
2017	41.68	(0.44)	12.34	11.90	(3.56)	—	(3.56)	0.00	50.02	28.5	2,715	(0.90)		2.16	(e)	50
2016	43.18	(0.35)	1.26	0.91	(2.38)	$(0.03)	(2.41)	0.00	41.68	2.1	1,778	(0.81)		2.19	(e)(f)	52
2015	45.06	(0.40)	2.42	2.02	(3.90)	—	(3.90)	0.00	43.18	4.3	2,476	(0.86)		2.18	(e)	40
Class I
2020(c)	$67.75	$(0.08)	$8.81	$8.73	—	—	—	$0.00	$76.48	12.9%	$100,746	(0.25	)%(d)	1.13	%(d)	38%
2019	55.96	(0.16)	19.51	19.35	$(7.56)	—	$(7.56)	0.00	67.75	34.5	83,830	(0.23)		1.13		75
2018	57.87	(0.15)	1.33	1.18	(3.09)	—	(3.09)	0.00	55.96	2.1	61,241	(0.23)		1.15	(e)	65
2017	47.31	0.06	14.06	14.12	(3.56)	—	(3.56)	0.00	57.87	29.8	51,803	0.10		1.16	(e)	50
2016	48.22	0.11	1.39	1.50	(2.38)	$(0.03)	(2.41)	0.00	47.31	3.1	36,866	0.22		1.19	(e)(f)	52
2015	49.39	0.07	2.66	2.73	(3.90)	—	(3.90)	0.00	48.22	5.4	35,484	0.14		1.17	(e)	40

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended June 30, 2020, unaudited.
(d)	Annualized.
(e)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the years ended December 31, 2018, 2017, 2016, and 2015, there was no impact on the expense ratios.

(f)

During the year ended December 31, 2016, the Fund received a reimbursement of custody expenses paid in prior years. Had such reimbursement (allocated by relative net asset values of the Fund’s share classes) been included in this period, the annualized expense ratios would have been 1.33% (Class AAA), 1.33% (Class A), 2.09% (Class C), and 1.07% (Class I).

See accompanying notes to financial statements.

The Gabelli Growth Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Growth Fund (formerly The GAMCO Growth Fund) was organized on October 24, 1986 as a Massachusetts business trust and commenced investment operations on April 10, 1987. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is capital appreciation and its secondary goal is to produce current income.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

The Gabelli Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2020 is as follows:

Valuation Inputs*	Investments in Securities (Market Value)

Level 1 - Quoted Prices	$787,409,094
Level 2 - Other Significant Observable Inputs	27,452,446

Total	$814,861,540

*

Portfolio holdings designated in Level 1 are disclosed individually in the Schedule of Investments (SOI). Please refer to the SOI for the industry classifications of these portfolio holdings. Level 1 consists of Common Stocks.

There were no Level 3 investments held at June 30, 2020 or December 31, 2019.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Gabelli Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than of securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax

The Gabelli Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2019 was as follows:

Distributions paid from:
Net long term capital gains	$77,603,364

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2020:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$417,040,017	$399,879,310	$(2,057,787)	$397,821,523

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. Except as disclosed above, for the six months ended June 30, 2020, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2020, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $9,000 plus $2,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. The Chairman of the Audit Committee and the Lead Trustee each receives an annual fee of $2,000. The Chairman of the Nominating Committee receives a $1,000 annual fee. A Trustee may receive a single meeting fee, allocated

The Gabelli Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

among the participating funds, for attending certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2020, other than short term securities and U.S. Government obligations, aggregated $279,652,290 and $333,795,343, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2020, the Distributor retained a total of $8,900 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2020, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 3, 2021 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30 day ICE LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2020, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2020 was $32,187 with a weighted average interest rate of 2.94%. The maximum amount borrowed at any time during the six months ended June 30, 2020 was $1,306,000.

8. Shares of Beneficial Interest. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2020 and year ended December 31, 2019, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

The Gabelli Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	214,967	$14,103,052	173,058	$11,373,460
Shares issued upon reinvestment of distributions	74	5,386	978,871	64,732,458
Shares redeemed	(592,973)	(38,606,825)	(825,398)	(53,980,068)

Net increase/(decrease)	(377,932)	$(24,498,387)	326,531	$22,125,850

Class A
Shares sold	38,112	$2,541,152	30,811	$2,017,528
Shares issued upon reinvestment of distributions	—	—	9,380	620,577
Shares redeemed	(12,789)	(826,179)	(37,027)	(2,412,665)

Net increase	25,323	$1,714,973	3,164	$225,440

Class C
Shares sold	8,692	$477,797	12,033	$661,872
Shares issued upon reinvestment of distributions	—	—	5,901	330,031
Shares redeemed	(3,407)	(196,361)	(25,399)	(1,426,722)

Net increase/(decrease)	5,285	$281,436	(7,465)	$(434,819)

Class I
Shares sold	337,234	$22,656,729	136,465	$9,022,604
Shares issued upon reinvestment of distributions	—	—	115,049	7,831,393
Shares redeemed	(257,353)	(17,258,418)	(108,483)	(7,381,995)

Net increase	79,881	$5,398,311	143,031	$9,472,002

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Growth Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

At its meeting on May 13, 2020, the Board of Trustees (Board) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance (as of March 31, 2020) of the Fund against a peer group of 84 other comparable funds prepared by the Adviser (the Adviser Peer Group) and against a peer group prepared by Broadridge (the Broadridge Performance Peer Group) consisting of all retail and institutional large-cap growth funds, regardless of asset size or primary channel of distribution, as represented by the Lipper Large-Cap Growth Index. The Independent Board Members noted that the Fund’s performance was in the first quartile for the one year, three year, and five year periods, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the first quintile in its category for the one year, three year, and five year periods.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a small portion of the Fund’s portfolio transactions were executed by an affiliated broker and that another affiliated broker received distribution fees and minor amounts of sales commissions.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of a peer group of 83 other comparable funds prepared by the Adviser and a peer group of 14 other large-cap growth funds selected by Broadridge and noted that the advisory fee includes substantially all administrative services for the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that while the Fund’s total expense ratios were above average within each of the peer groups, the Fund’s other expense ratios were equal to the peer group selected by the Adviser and that the Fund’s size was below the mean within the peer group selected by the Adviser and at the mean within the peer group selected by Broadridge. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members recognized that the Adviser and its affiliates did not manage other accounts with similar strategies that had fees lower than those charged for the Fund.

The Gabelli Growth Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an acceptable performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment advisory agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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THE GABELLI GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Howard F. Ward, CFA, joined Gabelli Funds in 1995 and currently serves as GAMCO’s Chief Investment Officer of Growth Equities as well as a Gabelli Funds, LLC portfolio manager for several funds within the Fund Complex. Prior to joining Gabelli, Mr. Ward served as Managing Director and Lead Portfolio Manager for several Scudder mutual funds. He also was an Investment Officer in the Institutional Investment Department with Brown Brothers, Harriman & Co. Mr. Ward received his BA in Economics from Northwestern University.

Christopher D. Ward, CFA, joined the GAMCO Growth Team in 2015 as Vice President and Research Analyst. Prior to joining Gabelli Funds, Mr. Ward spent five years at Morgan Stanley Private Wealth Management where he served as Director of Business Strategy for The Apollo Group. Before joining Morgan Stanley, he was with the GFI Group, Inc., a wholesale institutional brokerage firm. Mr. Ward is a Chartered Financial Analyst and a member of the New York Society of Security Analysts. He graduated from Boston College with a BA in Economics.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI GROWTH FUND
One Corporate Center
Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Mario J. Gabelli, CFA

Chairman and Chief

Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

James P. Conn

Former Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

John D. Gabelli

Senior Vice President,

G.research, LLC

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Anthony Torna, Sr.

Former Investment Counselor,

Maxim Group LLC

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and

Trust Company

TRANSFER AGENT AND

DIVIDEND DISBURSING AGENT

DST Asset Manger

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB406Q220SR

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Growth Fund

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date September 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date September 4, 2020

By (Signature and Title)* /s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date September 4, 2020

* Print the name and title of each signing officer under his or her signature.